Oasis Debt (Details) - USD ($)			6 Months Ended
	Mar. 10, 2021	Jul. 28, 2020	Jun. 30, 2021
Related Party Transaction [Line Items]
Debt Instrument, Fee Amount			$ 118,000
Beneficial Owner [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Debt		$ 500,000
Related Party Transaction, Rate	8.00%	8.00%
Notes Payable, Related Parties	$ 796,159	$ 615,000	$ 0
Shares, Issued		90,000	468,225
Share Price		$ 3.37
Debt Issuance Costs, Gross		$ 40,000
Debt Instrument, Term			12 months
Debt Instrument, Fee Amount			$ 241,000